SIERRA TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 31.5%
	FIXED INCOME - 31.5%
95,300	Blackrock High Yield Muni Income Bond ETF(a)	$ 2,157,592
1,273,100	Invesco National AMT-Free Municipal Bond ETF	30,147,008
118,600	iShares National Muni Bond ETF(a)	12,636,830
830,200	SPDR Nuveen Bloomberg High Yield Municipal Bond	21,120,288
312,000	VanEck High Yield Muni ETF	16,114,800
166,100	Vanguard Tax-Exempt Bond Index ETF(a)	8,323,271
	TOTAL EXCHANGE-TRADED FUNDS (Cost $86,240,404)	90,499,789

	OPEN END FUNDS — 68.3%
	FIXED INCOME - 68.3%
557,364	Allspring California Tax-Free Fund, Institutional Class	5,913,633
1,962	American Century High-Yield Municipal Fund, Class I	17,399
894,952	BlackRock High Yield Municipal Fund, Institutional Class	8,197,760
8,780	BlackRock National Municipal Fund, Institutional Class	88,683
2,615,108	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	27,850,898
3,638	City National Rochdale Municipal High Income Fund, Service Class	33,690
3	Columbia High Yield Municipal Fund, Institutional Class	30
6	Columbia Tax Exempt Fund, Class I	67
7,686	Franklin High Yield Tax-Free Income Fund, Class A1	68,945
2,749,844	JPMorgan National Municipal Income Fund, Class I	27,305,946
515,169	JPMorgan Tax Aware Real Return Fund, Class I	4,878,653
501,293	JPMorgan Tax Free Bond Fund, Class I	5,403,936
4,382	Northern Intermediate Tax-Exempt Fund, Class I	42,721
4,262	Nuveen All-American Municipal Bond Fund, Class I	43,600
1,084	Nuveen California High Yield Municipal Bond Fund, Class I	8,647
2,176	Nuveen California Municipal Bond Fund, Class I	22,023
3,250,485	Nuveen High Yield Municipal Bond Fund, Class I	49,537,386
3,205,251	Nuveen Intermediate Duration Municipal Bond Fund, Class I	28,462,632
794	Nuveen Limited Term Municipal Bond Fund, Class I	8,692
11,066	Nuveen Short Duration High Yield Municipal Bond, Class I	109,336
884,228	PGIM Muni High Income Fund, Class Z	8,355,951

SIERRA TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 68.3% (Continued)
	FIXED INCOME - 68.3% (Continued)
154,978	PIMCO High Yield Municipal Bond Fund, Institutional Class	$ 1,318,867
421,768	Principal Street High Income Municipal Fund, Institutional Class	3,108,433
959	Putnam Strategic Intermediate Municipal Fund, Class Y	13,438
794,156	Putnam Tax Exempt Income Fund, Class Y	6,234,125
1,911,947	Russell Tax Exempt High Yield Bond Fund, Class S	19,004,750
	TOTAL OPEN END FUNDS (Cost $182,686,681)	196,030,241

	SHORT-TERM INVESTMENTS — 7.5%
	COLLATERAL FOR SECURITIES LOANED - 7.3%
20,936,800	First American Government Obligations Fund, Class X, 5.23% (Cost $20,936,800) (b)(c)	20,936,800

	MONEY MARKET FUNDS - 0.2%
27,684	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.92%(c) (d)	27,686
678,345	First American Government Obligations Fund, Class X, 5.23%(c)	678,345
	TOTAL MONEY MARKET FUNDS (Cost $706,031)	706,031

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,642,831)	21,642,831

	TOTAL INVESTMENTS - 107.3% (Cost $290,569,916)	$ 308,172,861
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.3)%	(20,967,962)
	NET ASSETS - 100.0%	$ 287,204,899

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $20,360,786.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $20,936,800 at June 30, 2024.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(d)	Floating Net Asset Value